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New England Life Insurance Company
501 Boylston Street
Boston, MA  02116-3700


                                                     September 7, 2004


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

         Re:  New England Variable Annuity Separate Account
              File No. 811-8828


Commissioners:

     Semi-Annual Reports dated June 30, 2004 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the New England Variable Annuity Separate Account of New England Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The semi-annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 002-86838.

The semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 333-48456.

The semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 002-80751.


                                                Sincerely,


                                                /s/ Michele H. Abate
                                                Michele H. Abate